Stockholders' Equity And Regulatory Matters (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stockholders' Equity And Regulatory Matters [Abstract]
Preferred Stock, Authorized	500,000	500,000
Preferred Stock Par Value	$ 0	$ 0
Preferred Stock, Issued	0	0
Shares Available For Issuance Under Dividend Reinvestment Plan	141,887
Common Shares Repurchased Under Repurchase Program	19,793	33,850	83,900
Remaining Number of Shares Authorized Under Repurchase Program	68,393
Undistributed Earnings of Subsidiary, Available for Distribution	$ 38,824